Restatement Of Previously Issued Financial Statements (Schedule Of Effect On Consolidated Statements Of Equity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Beginning,Balances	$ (3,508,076,000)		$ (2,920,351,000)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	(412,071,000)		(587,725,000)
Rights offering	(688,402,000)
Ending, Balances	(4,608,549,000)		(3,508,076,000)
Beginning,Balances	15,040,000		2,917,000
Comprehensive loss	(141,386,000)		(48,662,000)
Other increase in noncontrolling interest	136,873		60,785
Ending, Balances	10,527,000		15,040,000
Balances, (Restated Note 28), Value	4,713,752,000		1,809,975,000
Net loss	(558,233,000)		(634,306,000)
Balances, (Restated Note 28), Value	6,080,966,000		4,713,752,000
As previously reported [Member]
Beginning,Balances	(3,483,948,000)		(2,913,576,000)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	(434,555,000)		(570,372,000)
Rights offering	(688,402,000)
Ending, Balances	(4,606,905,000)		(3,483,948,000)
Beginning,Balances	16,985,000		2,610,000
Comprehensive loss	(142,112,000)		(46,410,000)
Other increase in noncontrolling interest	136,873		60,785
Ending, Balances	11,746,000		16,985,000
Balances, (Restated Note 28), Value	4,739,825,000		1,816,443,000
Net loss	(581,443,000)		(614,701,000)
Balances, (Restated Note 28), Value	6,083,829,000		4,739,825,000
Correction of errors [Member]
Beginning,Balances	(24,128,000)		(6,775,000)	[1]
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	22,484,000		(17,353,000)
Rights offering
Ending, Balances	(1,644,000)		(24,128,000)
Beginning,Balances	(1,945,000)		307,000	[1]
Comprehensive loss	726,000		(2,252,000)
Other increase in noncontrolling interest
Ending, Balances	(1,219,000)		(1,945,000)
Balances, (Restated Note 28), Value	(26,073,000)		(6,468,000)
Net loss	23,210,000		(19,605,000)
Balances, (Restated Note 28), Value	(2,863,000)		(26,073,000)
Discontinued operations [Member]
Beginning,Balances		[2]		[2]
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		[2]		[2]
Rights offering				[2]
Ending, Balances				[2]
Beginning,Balances		[2]		[2]
Comprehensive loss		[2]		[2]
Other increase in noncontrolling interest		[2]		[2]
Ending, Balances		[2]		[2]
Balances, (Restated Note 28), Value		[2]		[2]
Net loss		[2]		[2]
Balances, (Restated Note 28), Value		[2]		[2]

[1]	Correction of errors related to SouthGobi revenue recognition Subsequent to the original issuance of the Company's annual consolidated financial statements, the Company determined that certain revenue transactions of SouthGobi were previously recognized in the Company's consolidated financial statements prior to meeting relevant revenue recognition criteria. The restatement is due to a change in the determination of when revenue should be recognized from its sales of coal previously recognized in the quarter ended December 31, 2010, the full year ended December 31, 2011 and the six months ended June 30, 2012. The affected transactions relate to sales contracts which specify the location of title transfer as the customer's stockpile, which is located in a yard located within the Ovoot Tolgoi mine's mining license area. During the affected periods, revenue for such sales was recognized upon delivery of coal to the customer's stockpile. The restated consolidated financial statements reflect a change in the point of revenue recognition from the delivery of coal to the customer's stockpile to loading the coal onto the customer's trucks at the time of collection.
[2]	Correction of error related to income taxes on intercompany interest. During 2012, the Company identified and recorded $21.5 million of accrued withholding taxes on intercompany interest that arose in the years ended December 31, 2011 and 2010. As a result of the restatement described in (a) above, the Company has adjusted this out-of-period adjustment to reflect it in the proper periods.